Share-based compensation - Range of exercise prices in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 7 months 2 days
Number of units outstanding (in shares) | shares	840,772	857,407	896,883
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.61	$ 52.02	$ 51.27
Number of units exercisable (in shares) | shares	687,211
Weighted average exercise price of units exercisable (in usd per unit)	$ 53.16
SARs | $29.27 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 7 months 13 days
Number of units outstanding (in shares) | shares	260,071
Weighted average exercise price of units outstanding (in usd per unit)	$ 32.62
Number of units exercisable (in shares) | shares	163,911
Weighted average exercise price of units exercisable (in usd per unit)	$ 34.59
SARs | $29.27 to $35.51 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
SARs | $29.27 to $35.51 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
SARs | $45.40 to $50.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 1 month 9 days
Number of units outstanding (in shares) | shares	125,784
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.15
Number of units exercisable (in shares) | shares	125,784
Weighted average exercise price of units exercisable (in usd per unit)	$ 50.15
SARs | $45.40 to $50.17 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	45.40
SARs | $45.40 to $50.17 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.17
SARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	1 year 10 months 9 days
Number of units outstanding (in shares) | shares	454,917
Weighted average exercise price of units outstanding (in usd per unit)	$ 61.01
Number of units exercisable (in shares) | shares	397,516
Weighted average exercise price of units exercisable (in usd per unit)	$ 61.77
SARs | $54.65 to $78.59 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
SARs | $54.65 to $78.59 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 11 months 26 days
Number of units outstanding (in shares) | shares	2,340,490	1,661,327	1,447,301
Weighted average exercise price of units outstanding (in usd per unit)	$ 45.43	$ 52.55	$ 51.24
Number of units exercisable (in shares) | shares	1,278,481
Weighted average exercise price of units exercisable (in usd per unit)	$ 52.51
TSARs | $29.27 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	5 years 7 days
Number of units outstanding (in shares) | shares	1,067,987
Weighted average exercise price of units outstanding (in usd per unit)	$ 30.80
Number of units exercisable (in shares) | shares	306,937
Weighted average exercise price of units exercisable (in usd per unit)	$ 34.59
TSARs | $29.27 to $35.51 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
TSARs | $29.27 to $35.51 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
TSARs | $45.40 to $50.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 3 months 29 days
Number of units outstanding (in shares) | shares	311,184
Weighted average exercise price of units outstanding (in usd per unit)	$ 49.84
Number of units exercisable (in shares) | shares	296,637
Weighted average exercise price of units exercisable (in usd per unit)	$ 50.05
TSARs | $45.40 to $50.17 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	45.40
TSARs | $45.40 to $50.17 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.17
TSARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 21 days
Number of units outstanding (in shares) | shares	961,319
Weighted average exercise price of units outstanding (in usd per unit)	$ 60.27
Number of units exercisable (in shares) | shares	674,907
Weighted average exercise price of units exercisable (in usd per unit)	$ 61.74
TSARs | $54.65 to $78.59 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
TSARs | $54.65 to $78.59 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59